Income Taxes - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Tax credit carryforward amount			$ 10,600,000
Tax credit carryforward, expiration year			2030
Tax credit carryforward description			The state NOL carryforwards begin to expire in 2030. The U.S. federal NOL carryforwards may be carried forward indefinitely
Tax credit carryforward limitations of use			U.S. federal NOL carryforwards arising after January 1, 2021, are limited to 80 percent of taxable income
Tax credit carryforward limitation percentage			80.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 2,100,000	$ 1,700,000
Income Tax Expense Benefit	$ 0	$ 0	0	0
Unrecognized Tax Benefits			$ 0	$ 0
Pre-tax Losses
Tax Credit Carryforward [Line Items]
Income Tax Expense Benefit	$ 0	$ 0